Deferred Income and Revenue (Details) - Ipsen - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Upfront payment received	€ 8,166	€ 120,000
Deferred income	31,834	40,000
Deferred income current	13,551	14,179
Deferred income non-current	€ 18,284	€ 25,821